Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Disclosure of associates [abstract]
Uncovered liabilities		R$ 75,275
Stake rate	80.12%
Net proceeds in Sales of stock in subsidiary		R$ (7,888)